Lease Obligation (Tables)	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease obligations [Table Text Block]
	Offices	Current Portion	Non-current portion
Balance at September 30, 2022	$275,621	$69,150	$206,471
Additions	228,020	-	-
Lease payments (including interest)	(111,903)	-	-
Interest expense	37,785	-	-
Balance at September 30, 2023	$429,523	$127,116	$302,407
Additions	-	-	-
Lease payments (including interest)	(197,651)	-	-
Interest expense	70,351	-	-
Balance at September 30, 2024	$302,223	$147,078	$155,145

Disclosure of contractual undiscounted cash flows of lease obligations [Table Text Block]
	September 30, 2024	September 30, 2023
Less than one year	$206,828	$197,367
One to five years	154,445	361,388
Total	$361,272	$558,755